INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31	December 31
	2019	2018

Warehouse inventory	$8,342	$8,638
Finished goods inventory	2,313	4,370
Work in process inventory	457	322
Stockpile inventory(1)	2,477	1,564
	$13,589	$14,894

(1) The stockpile inventory balance at December 31, 2019 is net of a write down to net realizable value of $576 for stockpile inventory held at the El Compas mine.